Tax payables	12 Months Ended
Dec. 31, 2018
Tax payables [abstract]
Disclosure of tax payables [text block]
17	Tax payables
The tax payables amount to K€2,313 as per December 31, 2018 (2017*: K€2,023; 2016: K€926) and is mainly related to the tax payables of the entities located in Germany.